United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: 529,249(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C   57190320   $6,139     91675SH           SOLE                                 91675
STARWOOD HOTELS & RESORTS                  C   85590A20  $35,694    558940SH           SOLE                                558940
AMB PPTY CORP                              C   00163T10  $14,270    290220SH           SOLE                                290220
ARCHSTONE-SMITH TR                         C   39583109  $22,470    536395SH           SOLE                                536395
ARDEN RLTY INC                             C   3979310    $5,353    119400SH           SOLE                                119400
AVALONBAY CMNTYS INC                       C   5348410   $23,244    260440SH           SOLE                                260440
BOSTON PPTYS INC                           C   10112110  $26,401    356142SH           SOLE                                356142
BRE PPTYS INC                              C   5.56E+13   $7,839    172370SH           SOLE                                172370
CAMDEN PPTY TR                             C   13313110   $1,645     28400SH           SOLE                                 28400
CARRAMERICA RLTY CORP                      C   14441810   $6,484    187235SH           SOLE                                187235
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $15,440    346956SH           SOLE                                346956
EQUITY RESIDENTIAL                         C   29476L10  $13,191    337200SH           SOLE                                337200
ESSEX PPTY TR                              C   29717810   $6,832     74100SH           SOLE                                 74100
FEDERAL RLTY INVT TR                       C   31374720  $18,230    300580SH           SOLE                                300580
FOREST CITY ENTERPRISES INC                C   34555010   $2,836     74770SH           SOLE                                 74770
HOST MARRIOTT CORP NEW                     C   44107P10  $28,659   1512325SH           SOLE                               1512325
KILROY RLTY CORP                           C   49427F10   $3,287     53100SH           SOLE                                 53100
LASALLE HOTEL PPTYS                        C   51794210  $10,678    290800SH           SOLE                                290800
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,790    131000SH           SOLE                                131000
LIBERTY PPTY TR                            C   53117210   $4,953    115600SH           SOLE                                115600
MACERICH CO                                C   55438210  $21,841    325305SH           SOLE                                325305
MACK CALI RLTY CORP                        C   55448910  $10,802    250050SH           SOLE                                250050
NATIONWIDE HEALTH PPTYS INC                C   63862010      $29      1370SH           SOLE                                  1370
PAN PAC RETAIL PPTYS INC                   C   69806L10  $19,537    292080SH           SOLE                                292080
POST PPTYS INC                             C   73746410   $3,448     86300SH           SOLE                                 86300
PRENTISS PPTYS TR                          C   74070610   $5,572    136970SH           SOLE                                136970
PROLOGIS TR                                C   74341010  $21,360    457193SH           SOLE                                457193
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,565    113100SH           SOLE                                113100
PUBLIC STORAGE INC                         C   74460D10  $23,790    351295SH           SOLE                                351295
REGENCY CTRS CORP                          C   75884910  $22,157    375863SH           SOLE                                375863
SIMON PPTY GROUP INC NEW                   C   82880610  $34,980    456481SH           SOLE                                456481
SL GREEN RLTY CORP                         C   78440X10  $18,368    240450SH           SOLE                                240450
SPIRIT FIN CORP                            C   84856830      $27      2338SH           SOLE                                  2338
SUNSTONE HOTEL INVS INC NEW                C   86789210   $8,271    311307SH           SOLE                                311307
TAUBMAN CTRS INC                           C   87666410  $19,150    551090SH           SOLE                                551090
VENTAS INC                                 C   92276F10   $5,367    167600SH           SOLE                                167600
VORNADO RLTY TR                            C   92904210  $19,282    231000SH           SOLE                                231000
BROOKFIELD PPTYS CORP                      C   11290010  $12,259    416690SH           SOLE                                416690
SUN CMNTYS INC                             C   86667410   $1,022     32540SH           SOLE                                 32540
TRIZEC PPTYS INC                           C   89687P10  $19,987    872030SH           SOLE                                872030


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</SEC-DOCUMENT>